Weighted Average Value of Applicable Assumption Used to Value Options at Grant Date for Options Granted During Period (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	3.01%
Risk free interest rate, minimum		2.99%	2.99%
Risk free interest rate, maximum		3.01%	3.01%
Volatility	25.00%	25.00%	30.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	2 years 9 months 26 days	3 years 11 days	3 years 1 month 24 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, maximum	4 years 3 months 26 days	4 years 9 months 15 days	5 years